SHARE-BASED COMPENSATION - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Number of options
Outstanding, beginning (in shares)	14,629,096
Exercised (in shares)	(13,960,096)
Outstanding, ending (in shares)	669,000
Intrinsic value of options exercised	¥ 615,542	¥ 204,449
Weighted average exercise price
Outstanding, beginning (in RMB per share)	¥ 5.4
Exercised (in RMB per share)	5.5
Outstanding, ending (in RMB per share)	5.5
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	1.7
Exercised (in RMB per share)	1.6
Outstanding, ending (in RMB per share)	¥ 2.9
Options vested and expect to vest
Number of options	669,000
Weighted average exercise price (in RMB per share)	¥ 5.5
Weighted average grant-date fair value per option (in RMB per share)	¥ 2.9
Stock options outstanding and stock options exercisable
Number of shares	669,000
Weighted average remaining contractual life (years)	9 months 18 days
Weighted average exercise price (in RMB per share)	¥ 5.5
Other disclosures
Unvested employee or non-employee stock options (in shares)	0	0
Aggregate intrinsic value of options outstanding and exercisable	¥ 43,470	¥ 578,481